Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance, beginning of year	$ 3,324	$ 2,923
Impact of foreign exchange changes	(154)	401
Balance, end of year	$ 3,170	$ 3,324